DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 38.2%
Australia - 3.2%
AGL Energy Ltd.	139	$ 806
Allkem Ltd. (A)	126	1,082
ALS Ltd.	102	1,026
Alumina Ltd.	498	752
Ampol Ltd.	50	1,150
APA Group (B)	250	2,003
Aristocrat Leisure Ltd.	142	3,913
ASX Ltd.	41	2,519
Atlas Arteria Ltd.	203	999
Atlassian Corp. PLC, Class A (A)	30	8,815
Aurizon Holdings Ltd.	390	1,081
Australia & New Zealand Banking Group Ltd.	596	12,353
Bank of Queensland Ltd.	136	886
Bendigo & Adelaide Bank Ltd.	119	920
BHP Group Ltd.	1,072	41,660
BlueScope Steel Ltd.	104	1,629
Boral Ltd.	70	182
Brambles Ltd.	304	2,262
carsales.com Ltd.	60	943
Charter Hall Group, REIT	100	1,240
CIMIC Group Ltd.	14	231
Cochlear Ltd.	14	2,369
Coles Group Ltd.	283	3,806
Commonwealth Bank of Australia	361	28,673
Computershare Ltd.	121	2,244
Crown Resorts Ltd. (A)	76	728
CSL Ltd.	101	20,338
Dexus, REIT	228	1,875
Domino’s Pizza Enterprises Ltd. (B)	13	858
Endeavour Group Ltd.	269	1,473
Evolution Mining Ltd.	388	1,282
Fortescue Metals Group Ltd.	359	5,570
Goodman Group, REIT	360	6,188
GPT Group, REIT	406	1,579
Harvey Norman Holdings Ltd.	137	550
IDP Education Ltd.	44	1,043
IGO Ltd.	143	1,510
Incitec Pivot Ltd.	411	1,170
Insurance Australia Group Ltd. (B)	522	1,717
JB Hi-Fi Ltd.	24	977
Lendlease Corp. Ltd.	146	1,228
Macquarie Group Ltd.	76	11,601
Magellan Financial Group Ltd.	31	371
Medibank Pvt Ltd.	583	1,348
Mineral Resources Ltd.	35	1,385
Mirvac Group, REIT	835	1,561
National Australia Bank Ltd.	687	16,689
Newcrest Mining Ltd.	189	3,795
NEXTDC Ltd. (A)	97	849
Northern Star Resources Ltd.	247	1,992
Orica Ltd.	87	1,042
Origin Energy Ltd.	373	1,745
OZ Minerals Ltd.	71	1,422
Pilbara Minerals Ltd. (A)	549	1,319
Pro Medicus Ltd.	10	368
Qantas Airways Ltd. (A)	196	767
QBE Insurance Group Ltd.	313	2,703
Qube Holdings Ltd.	407	957
Ramsay Health Care Ltd.	39	1,908
REA Group Ltd.	11	1,119

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Reece Ltd.	60	$ 859
Rio Tinto Ltd.	79	7,066
Santos Ltd.	646	3,755
Scentre Group, REIT	1,099	2,517
SEEK Ltd.	75	1,679
Seven Group Holdings Ltd.	33	526
Sonic Healthcare Ltd.	102	2,718
South32 Ltd.	985	3,713
Stockland, REIT	506	1,623
Suncorp Group Ltd.	267	2,230
Tabcorp Holdings Ltd.	471	1,889
Telstra Corp. Ltd.	871	2,590
TPG Telecom Ltd.	79	359
Transurban Group	650	6,614
Treasury Wine Estates Ltd.	153	1,330
Vicinity Centres, REIT	820	1,148
Washington H Soul Pattinson & Co. Ltd.	52	1,118
Wesfarmers Ltd.	240	9,085
Westpac Banking Corp.	742	13,507
WiseTech Global Ltd.	35	1,343
Woodside Petroleum Ltd.	205	4,942
Woolworths Group Ltd.	257	7,191
Worley Ltd.	79	766

		303,139

Austria - 0.1%
ams-OSRAM AG (A)	58	899
ANDRITZ AG	15	701
BAWAG Group AG (C)	15	767
CA Immobilien Anlagen AG	10	312
Erste Group Bank AG	72	2,651
EVN AG	8	207
Mayr Melnhof Karton AG	2	359
Oesterreichische Post AG	7	251
OMV AG	30	1,448
Raiffeisen Bank International AG	29	418
Strabag SE	3	121
Telekom Austria AG (A)	30	234
Verbund AG	14	1,487
Vienna Insurance Group AG Wiener Versicherung Gruppe	8	209
voestalpine AG	23	691
Wienerberger AG	24	732

		11,487

Belgium - 0.4%
Ackermans & van Haaren NV	5	941
Ageas SA	38	1,938
Anheuser-Busch InBev SA	184	11,109
Azelis Group NV (A)	5	122
D’ieteren Group	5	852
Elia Group SA	7	1,076
Etablissements Franz Colruyt NV	12	501
Groupe Bruxelles Lambert SA	22	2,304
KBC Group NV	72	5,238
Proximus SADP	33	619
Sofina SA	3	1,102
Solvay SA	15	1,493
UCB SA	27	3,258
Umicore SA	42	1,839
Warehouses de Pauw CVA, REIT	30	1,305

		33,697

Chile - 0.0% (D)
Antofagasta PLC	73	1,608

Transamerica ETF Trust	Page 1

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
China - 0.0% (D)
China Evergrande New Energy Vehicle Group Ltd. (A)	712	$ 291
ENN Energy Holdings Ltd.	160	2,401
Fosun International Ltd.	493	537

		3,229

Czech Republic - 0.0% (D)
Avast PLC (C)	138	1,028

Denmark - 1.0%
AP Moller - Maersk AS, Class A	1	2,984
AP Moller - Maersk AS, Class B	1	3,047
Carlsberg AS, Class B	21	2,607
Chr Hansen Holding AS	22	1,635
Coloplast AS, Class B	25	3,831
Danske Bank AS	144	2,426
Demant AS (A)	21	961
DSV AS	45	8,754
Genmab AS (A)	14	5,162
GN Store Nord AS	29	1,443
Novo Nordisk AS, Class B	349	39,096
Novozymes AS, B Shares	44	3,047
Orsted AS (C)	40	5,081
Pandora AS	21	2,034
ROCKWOOL International AS, B Shares	1	334
Tryg AS	76	1,867
Vestas Wind Systems AS	214	6,394

		90,703

Finland - 0.5%
Elisa OYJ	32	1,945
Fortum OYJ	92	1,692
Huhtamaki OYJ	20	703
Kesko OYJ, B Shares	58	1,614
Kojamo OYJ	32	775
Kone OYJ, Class B	85	4,501
Metso Outotec OYJ	149	1,274
Neste OYJ	91	4,200
Nokia OYJ (A)	1,146	6,357
Nordea Bank Abp	733	7,653
Orion OYJ, Class B	23	1,053
Sampo OYJ, A Shares	107	5,283
Stora Enso OYJ, R Shares	130	2,577
UPM-Kymmene OYJ	113	3,729
Wartsila OYJ Abp	103	952

		44,308

France - 3.7%
Aeroports de Paris (A)	5	757
Air Liquide SA	101	17,859
Airbus SE (A)	130	15,963
Alstom SA	62	1,467
Amundi SA (C)	13	900
AXA SA	436	12,887
BioMerieux	10	1,076
BNP Paribas SA	241	13,925
Bollore SE	194	1,026
Bouygues SA	46	1,619
Bureau Veritas SA	61	1,761
Capgemini SE	34	7,661
Carrefour SA	131	2,863
Christian Dior SE	1	688
Cie de Saint-Gobain	111	6,703
Cie Generale des Etablissements Michelin SCA	38	5,198

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Credit Agricole SA	297	$ 3,597
Danone SA	146	8,127
Dassault Systemes SE	147	7,314
Electricite de France SA	119	1,130
Engie SA	377	5,006
EssilorLuxottica SA	64	11,842
Hermes International	7	10,059
Kering SA	16	10,249
L’Oreal SA	50	20,242
Legrand SA	57	5,478
LVMH Moet Hennessy Louis Vuitton SE	57	41,186
Orange SA	400	4,764
Pernod Ricard SA	43	9,535
Publicis Groupe SA	50	3,074
Safran SA	74	8,831
Sanofi	244	25,115
Sartorius Stedim Biotech	5	2,072
Schneider Electric SE	121	20,485
Societe Generale SA	165	4,491
Sodexo SA	17	1,396
Teleperformance	12	4,624
Thales SA	23	2,916
TotalEnergies SE	520	26,632
Veolia Environnement SA	139	4,499
Vinci SA	109	11,278
Vivendi SE	171	2,253
Worldline SA (A) (C)	53	2,329

		350,877

Germany - 2.7%
adidas AG	38	8,959
Allianz SE	87	20,962
Auto1 Group SE (A) (C)	22	253
BASF SE	195	11,230
Bayer AG	208	14,372
Bayerische Motoren Werke AG	68	5,947
Beiersdorf AG	21	2,224
BioNTech SE, ADR (A)	17	2,900
Brenntag SE	33	2,693
Carl Zeiss Meditec AG	8	1,308
Continental AG (A)	23	1,674
Covestro AG (C)	41	2,091
CureVac NV (A)	18	353
Daimler Truck Holding AG (A)	105	2,948
Delivery Hero SE (A) (C)	40	1,774
Deutsche Bank AG (A)	438	5,609
Deutsche Boerse AG	40	7,254
Deutsche Post AG	210	10,176
Deutsche Telekom AG	718	13,527
Deutsche Wohnen SE	10	338
E.ON SE	476	5,583
Evonik Industries AG	40	1,121
Fresenius Medical Care AG & Co. KGaA	42	2,839
Fresenius SE & Co. KGaA	88	3,265
Hannover Rueck SE	13	2,233
Hapag-Lloyd AG (C)	1	352
HeidelbergCement AG	30	1,724
HelloFresh SE (A)	37	1,686
Henkel AG & Co. KGaA	21	1,401
Infineon Technologies AG	277	9,550
KION Group AG	15	1,001
Knorr-Bremse AG	14	1,085
Mercedes-Benz Group AG	177	12,567
Merck KGaA	27	5,703
MTU Aero Engines AG	11	2,579

Transamerica ETF Trust	Page 2

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG	30	$ 8,111
Puma SE	22	1,896
RWE AG	143	6,290
SAP SE	232	26,103
Siemens AG	169	23,629
Siemens Healthineers AG (C)	60	3,755
Symrise AG	28	3,391
Talanx AG (A)	11	490
Traton SE	11	206
Uniper SE	19	495
Vantage Towers AG	20	714
Volkswagen AG	6	1,510
Vonovia SE	164	7,720
Zalando SE (A) (C)	41	2,098

		255,689

Hong Kong - 1.0%
AIA Group Ltd.	2,562	26,973
Bank of East Asia Ltd.	310	487
BOC Hong Kong Holdings Ltd.	761	2,886
Budweiser Brewing Co. APAC Ltd. (C)	365	972
Chow Tai Fook Jewellery Group Ltd.	466	849
CK Asset Holdings Ltd.	417	2,859
CK Hutchison Holdings Ltd.	569	4,181
CK Infrastructure Holdings Ltd.	123	824
CLP Holdings Ltd.	353	3,442
Futu Holdings Ltd., ADR (A)	13	423
Galaxy Entertainment Group Ltd.	425	2,551
Hang Lung Properties Ltd.	391	789
Hang Seng Bank Ltd.	154	2,973
Henderson Land Development Co. Ltd.	277	1,153
HK Electric Investments & HK Electric Investments Ltd.	487	476
HKT Trust & HKT Ltd.	770	1,058
Hong Kong & China Gas Co. Ltd.	2,292	2,777
Hong Kong Exchanges & Clearing Ltd.	252	11,951
Hongkong Land Holdings Ltd.	247	1,210
Jardine Matheson Holdings Ltd.	53	2,915
Link, REIT	447	3,824
Man Wah Holdings Ltd.	333	365
Melco Resorts & Entertainment Ltd., ADR (A)	43	329
MTR Corp. Ltd.	328	1,774
New World Development Co. Ltd.	298	1,212
Orient Overseas International Ltd.	36	963
Power Assets Holdings Ltd.	289	1,884
Sino Land Co. Ltd.	677	878
Sun Hung Kai Properties Ltd.	325	3,884
Swire Pacific Ltd., Class A	105	642
Swire Pacific Ltd., Class B	189	191
Swire Properties Ltd.	223	554
Techtronic Industries Co. Ltd.	365	5,914
Wharf Holdings Ltd.	291	888
Wharf Real Estate Investment Co. Ltd.	328	1,627

		96,678

Ireland - 0.4%
CRH PLC	163	6,593
DCC PLC	21	1,639
Experian PLC	205	7,965
Flutter Entertainment PLC (A)	32	3,738
ICON PLC (A)	17	4,135
James Hardie Industries PLC, CDI	94	2,866
Kerry Group PLC, Class A	33	3,712
Kingspan Group PLC	33	3,269

	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
Ryanair Holdings PLC, ADR (A)	24	$ 2,091
Smurfit Kappa Group PLC	55	2,475

		38,483

Israel - 0.5%
AFI Properties Ltd.	3	180
Airport City Ltd. (A)	16	366
Alony Hetz Properties & Investments Ltd.	37	616
Amot Investments Ltd.	48	361
Ashtrom Group Ltd.	10	296
Azrieli Group Ltd.	9	795
Bank Hapoalim BM	292	2,905
Bank Leumi Le-Israel BM	357	3,864
Bezeq The Israeli Telecommunication Corp. Ltd. (A)	503	866
Big Shopping Centers Ltd.	3	465
Camtek Ltd. (A)	5	152
Check Point Software Technologies Ltd. (A)	22	3,042
Clal Insurance Enterprises Holdings Ltd. (A)	15	353
Cognyte Software Ltd. (A)	14	158
CyberArk Software Ltd. (A)	8	1,350
Elbit Systems Ltd.	6	1,316
Elco Ltd.	2	171
Energix-Renewable Energies Ltd.	60	230
Enlight Renewable Energy Ltd. (A)	227	535
Fattal Holdings 1998 Ltd. (A)	1	144
First International Bank of Israel Ltd.	13	563
Fiverr International Ltd. (A)	7	533
Formula Systems 1985 Ltd.	2	201
Fox Wizel Ltd.	2	321
Gav-Yam Lands Corp. Ltd.	14	165
Global-e Online Ltd. (A)	6	203
Harel Insurance Investments & Financial Services Ltd.	28	343
ICL Group Ltd.	171	2,049
Inmode Ltd. (A)	11	406
ironSource Ltd., A Shares (A)	70	336
Israel Corp. Ltd. (A)	1	583
Israel Discount Bank Ltd., A Shares	286	1,789
JFrog Ltd. (A)	9	243
Kornit Digital Ltd. (A)	10	827
Matrix IT Ltd.	8	209
Maytronics Ltd.	12	235
Melisron Ltd. (A)	6	502
Menora Mivtachim Holdings Ltd.	5	124
Migdal Insurance & Financial Holdings Ltd.	83	149
Mivne Real Estate KD Ltd.	146	572
Mizrahi Tefahot Bank Ltd.	37	1,452
Monday.com Ltd. (A)	1	158
Nano Dimension Ltd., ADR (A)	54	192
Nice Ltd. (A)	16	3,514
Nova Ltd. (A)	7	765
OPC Energy Ltd. (A)	20	228
Phoenix Holdings Ltd.	38	501
Plus500 Ltd.	23	428
Radware Ltd. (A)	8	256
Riskified Ltd., A Shares (A)	5	30
Sapiens International Corp. NV	8	203
Shapir Engineering & Industry Ltd.	35	348
Shikun & Binui Ltd. (A)	56	337
Shufersal Ltd.	65	590
SimilarWeb Ltd. (A)	2	26
Strauss Group Ltd.	12	358
Taboola.com Ltd. (A)	28	144
Taro Pharmaceutical Industries Ltd. (A)	2	87

Transamerica ETF Trust	Page 3

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Israel (continued)
Teva Pharmaceutical Industries Ltd., ADR (A)	234	$ 2,197
Tower Semiconductor Ltd. (A)	27	1,309
Tremor International Ltd., ADR (A)	11	167
WalkMe Ltd. (A)	2	30
Wix.com Ltd. (A)	12	1,254
ZIM Integrated Shipping Services Ltd.	16	1,163

		44,255

Italy - 0.8%
A2A SpA	332	574
Amplifon SpA	20	902
Assicurazioni Generali SpA	258	5,962
Atlantia SpA (A)	107	2,250
Banca Mediolanum SpA	46	397
Davide Campari-Milano NV	113	1,327
DiaSorin SpA	4	632
Enel SpA	1,637	11,052
Eni SpA	535	7,914
Ferrari NV	27	5,969
FinecoBank Banca Fineco SpA	129	1,984
Hera SpA	170	633
Infrastrutture Wireless Italiane SpA (C)	75	848
Intesa Sanpaolo SpA	3,622	8,397
Mediobanca Banca di Credito Finanziario SpA	148	1,518
Moncler SpA	45	2,541
Nexi SpA (A) (C)	164	1,916
Pirelli & C SpA (C)	93	510
Poste Italiane SpA (C)	97	1,114
Prada SpA	108	686
Prysmian SpA	57	1,964
Recordati Industria Chimica e Farmaceutica SpA	21	1,066
Snam SpA	434	2,526
Telecom Italia SpA (B)	2,143	795
Telecom Italia SpA	1,277	438
Terna - Rete Elettrica Nazionale	298	2,582
UniCredit SpA	471	5,165
UnipolSai Assicurazioni SpA	90	269

		71,931

Japan - 9.4%
ABC-Mart, Inc.	7	266
Acom Co. Ltd.	96	252
Advantest Corp.	42	3,346
Aeon Co. Ltd.	185	3,977
Aeon Mall Co. Ltd.	20	268
AGC, Inc.	48	1,940
Air Water, Inc.	49	694
Aisin Corp.	39	1,348
Ajinomoto Co., Inc.	116	3,321
Alfresa Holdings Corp.	45	630
Amada Co. Ltd.	76	679
ANA Holdings, Inc. (A)	34	719
Aozora Bank Ltd.	25	533
Asahi Group Holdings Ltd.	107	3,933
Asahi Intecc Co. Ltd. (B)	50	991
Asahi Kasei Corp.	295	2,582
Asics Corp.	40	782
Astellas Pharma, Inc.	394	6,203
Azbil Corp.	28	944
Bandai Namco Holdings, Inc.	47	3,598
Bank of Kyoto Ltd.	16	705
BayCurrent Consulting, Inc.	3	1,107
Benefit One, Inc. (B)	16	341

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Bridgestone Corp.	128	$ 5,018
Brother Industries Ltd.	56	1,032
Calbee, Inc.	24	466
Canon Marketing Japan, Inc.	11	229
Canon, Inc.	220	5,425
Capcom Co. Ltd.	34	831
Casio Computer Co. Ltd.	49	568
Central Japan Railway Co.	44	5,788
Chiba Bank Ltd.	157	938
Chubu Electric Power Co., Inc.	153	1,592
Chugai Pharmaceutical Co. Ltd.	135	4,557
Chugoku Electric Power Co., Inc.	69	482
Coca-Cola Bottlers Japan Holdings, Inc.	32	380
COMSYS Holdings Corp.	27	594
Concordia Financial Group Ltd.	256	966
Cosmos Pharmaceutical Corp.	5	611
CyberAgent, Inc.	87	1,094
Dai Nippon Printing Co. Ltd.	58	1,375
Dai-ichi Life Holdings, Inc.	237	4,880
Daifuku Co. Ltd.	27	1,955
Daiichi Sankyo Co. Ltd.	388	8,567
Daikin Industries Ltd.	62	11,447
Daito Trust Construction Co. Ltd.	15	1,605
Daiwa House Industry Co. Ltd.	141	3,719
Daiwa Securities Group, Inc.	324	1,849
Denso Corp.	110	7,123
Dentsu Group, Inc.	53	2,192
DIC Corp.	18	372
Disco Corp.	6	1,701
Dowa Holdings Co. Ltd.	12	555
East Japan Railway Co.	80	4,686
Ebara Corp.	18	1,014
Eisai Co. Ltd.	63	2,943
Electric Power Development Co. Ltd., Class C	37	533
ENEOS Holdings, Inc.	684	2,581
EXEO Group, Inc.	23	428
Ezaki Glico Co. Ltd.	12	368
Fancl Corp. (B)	17	383
FANUC Corp.	41	7,312
Fast Retailing Co. Ltd.	14	7,266
Food & Life Cos. Ltd.	25	708
FP Corp.	11	264
Freee KK (A)	8	290
Fuji Electric Co. Ltd.	32	1,624
Fuji Media Holdings, Inc.	10	97
FUJIFILM Holdings Corp.	85	5,254
Fujitsu Ltd.	39	5,917
Fukuoka Financial Group, Inc.	40	782
GLP J-REIT	1	1,528
GMO internet, Inc.	14	323
GMO Payment Gateway, Inc.	9	933
Goldwin, Inc.	8	409
Hakuhodo DY Holdings, Inc.	64	815
Hamamatsu Photonics KK	31	1,673
Hankyu Hanshin Holdings, Inc.	51	1,490
Harmonic Drive Systems, Inc.	11	382
Haseko Corp.	48	556
Hikari Tsushin, Inc.	4	460
Hino Motors Ltd.	61	362
Hirose Electric Co. Ltd.	7	1,030
Hisamitsu Pharmaceutical Co., Inc.	18	543
Hitachi Construction Machinery Co. Ltd.	22	579
Hitachi Ltd.	205	10,413
Hitachi Metals Ltd. (A)	43	723
Hitachi Transport System Ltd.	8	443
Honda Motor Co. Ltd.	364	10,457

Transamerica ETF Trust	Page 4

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Hoshizaki Corp.	13	$ 901
House Foods Group, Inc.	17	405
Hoya Corp.	78	9,016
Hulic Co. Ltd.	125	1,134
Ibiden Co. Ltd.	28	1,396
Idemitsu Kosan Co. Ltd.	52	1,446
IHI Corp.	33	802
Iida Group Holdings Co. Ltd. (B)	38	662
Inpex Corp.	217	2,575
Isetan Mitsukoshi Holdings Ltd.	84	669
Isuzu Motors Ltd.	132	1,727
Ito En Ltd.	14	693
ITOCHU Corp.	316	10,789
Itochu Techno-Solutions Corp.	20	517
Japan Airlines Co. Ltd. (A)	31	585
Japan Airport Terminal Co. Ltd. (A) (B)	20	921
Japan Exchange Group, Inc.	112	2,109
Japan Metropolitan Fund Investment Corp., REIT	1	849
Japan Post Bank Co. Ltd.	71	576
Japan Post Holdings Co. Ltd.	255	1,888
Japan Post Insurance Co. Ltd.	42	739
Japan Tobacco, Inc.	233	4,007
JCR Pharmaceuticals Co. Ltd.	15	279
JFE Holdings, Inc.	122	1,732
JSR Corp.	45	1,346
JTEKT Corp.	52	413
Justsystems Corp.	6	286
Kajima Corp.	105	1,290
Kakaku.com, Inc.	27	613
Kamigumi Co. Ltd.	23	417
Kansai Electric Power Co., Inc.	175	1,657
Kansai Paint Co. Ltd.	55	894
Kao Corp.	101	4,181
Kawasaki Heavy Industries Ltd.	36	660
Kawasaki Kisen Kaisha Ltd.	17	1,123
KDDI Corp.	351	11,582
Keihan Holdings Co. Ltd.	23	570
Keikyu Corp.	58	599
Keio Corp.	26	1,025
Keisei Electric Railway Co. Ltd.	37	1,041
Kewpie Corp.	24	463
Keyence Corp.	41	19,339
Kikkoman Corp.	41	2,746
Kinden Corp.	28	364
Kintetsu Group Holdings Co. Ltd.	40	1,155
Kirin Holdings Co. Ltd.	176	2,652
Kobayashi Pharmaceutical Co. Ltd.	12	971
Kobe Bussan Co. Ltd.	27	840
Koei Tecmo Holdings Co. Ltd.	13	430
Koito Manufacturing Co. Ltd.	27	1,107
Komatsu Ltd.	206	4,995
Konami Holdings Corp.	21	1,341
Kose Corp.	7	743
Kubota Corp.	242	4,592
Kuraray Co. Ltd.	75	653
Kurita Water Industries Ltd.	23	861
Kyocera Corp.	74	4,196
Kyowa Kirin Co. Ltd.	54	1,267
Kyushu Electric Power Co., Inc.	100	673
Kyushu Railway Co.	33	682
Lasertec Corp.	16	2,740
Lawson, Inc.	11	424
Lion Corp.	63	707
Lixil Corp.	62	1,170
M3, Inc.	91	3,351
Makita Corp.	59	1,913

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Marubeni Corp.	368	$ 4,324
Marui Group Co. Ltd.	44	816
MatsukiyoCocokara & Co.	27	964
Mazda Motor Corp.	127	951
McDonald’s Holdings Co. Japan Ltd.	16	668
Mebuki Financial Group, Inc.	250	527
Medipal Holdings Corp.	45	747
MEIJI Holdings Co. Ltd.	31	1,688
Mercari, Inc. (A)	24	638
Minebea Mitsumi, Inc.	86	1,909
MISUMI Group, Inc.	60	1,812
Mitsubishi Chemical Holdings Corp.	300	2,020
Mitsubishi Corp.	315	11,941
Mitsubishi Electric Corp.	455	5,286
Mitsubishi Estate Co. Ltd.	295	4,421
Mitsubishi Gas Chemical Co., Inc.	44	754
Mitsubishi HC Capital, Inc.	168	789
Mitsubishi Heavy Industries Ltd.	71	2,352
Mitsubishi Logistics Corp.	16	401
Mitsubishi Materials Corp.	28	494
Mitsubishi Motors Corp. (A)	145	395
Mitsubishi UFJ Financial Group, Inc.	2,672	16,738
Mitsui & Co. Ltd.	348	9,542
Mitsui Chemicals, Inc.	43	1,095
Mitsui Fudosan Co. Ltd.	204	4,404
Mitsui O.S.K. Lines Ltd.	77	2,170
Miura Co. Ltd.	24	600
Mizuho Financial Group, Inc.	538	6,946
Money Forward, Inc. (A)	9	407
MonotaRO Co. Ltd.	52	1,129
MS&AD Insurance Group Holdings, Inc.	99	3,245
Murata Manufacturing Co. Ltd.	136	9,095
Nabtesco Corp.	26	698
Nagoya Railroad Co. Ltd.	42	751
NEC Corp.	58	2,461
NET One Systems Co. Ltd.	18	424
Nexon Co. Ltd.	99	2,392
NGK Insulators Ltd.	57	823
NGK Spark Plug Co. Ltd.	36	586
NH Foods Ltd.	22	752
Nichirei Corp.	27	527
Nidec Corp.	116	9,316
Nifco, Inc.	19	437
Nihon M&A Center Holdings, Inc.	63	896
Nihon Unisys Ltd.	17	436
Nikon Corp.	74	801
Nintendo Co. Ltd.	25	12,702
Nippon Express Holdings, Inc.	17	1,179
Nippon Paint Holdings Co. Ltd.	306	2,728
Nippon Prologis, Inc., REIT	1	2,937
Nippon Sanso Holdings Corp.	45	864
Nippon Shinyaku Co. Ltd.	13	892
Nippon Steel Corp.	201	3,595
Nippon Telegraph & Telephone Corp.	253	7,389
Nippon Television Holdings, Inc.	11	115
Nippon Yusen KK	36	3,191
Nissan Chemical Corp.	30	1,787
Nissan Motor Co. Ltd. (A)	510	2,302
Nisshin Seifun Group, Inc.	55	773
Nissin Foods Holdings Co. Ltd.	18	1,271
Nitori Holdings Co. Ltd.	18	2,278
Nitto Denko Corp.	32	2,325
NOF Corp.	18	745
Nomura Holdings, Inc.	651	2,763
Nomura Real Estate Holdings, Inc.	25	604
Nomura Real Estate Master Fund, Inc., REIT	1	1,328

Transamerica ETF Trust	Page 5

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Nomura Research Institute Ltd.	92	$ 3,047
NS Solutions Corp.	7	212
NSK Ltd.	104	631
NTT Data Corp.	137	2,729
Obayashi Corp.	153	1,135
OBIC Business Consultants Co. Ltd.	4	141
OBIC Co. Ltd.	14	2,125
Odakyu Electric Railway Co. Ltd.	73	1,225
Oji Holdings Corp.	215	1,075
Olympus Corp.	275	5,300
Omron Corp.	44	2,978
Ono Pharmaceutical Co. Ltd.	105	2,652
Open House Group Co. Ltd.	16	715
Oracle Corp.	7	490
Oriental Land Co. Ltd.	49	9,491
ORIX Corp.	253	5,102
ORIX J-REIT, Inc.	1	1,362
Osaka Gas Co. Ltd.	88	1,517
Otsuka Corp.	25	895
Otsuka Holdings Co. Ltd.	118	4,114
PALTAC Corp.	7	262
Pan Pacific International Holdings Corp.	113	1,829
Panasonic Corp.	494	4,837
Park24 Co. Ltd. (A)	25	415
PeptiDream, Inc. (A)	22	396
Persol Holdings Co. Ltd.	40	911
Pigeon Corp.	26	461
Pola Orbis Holdings, Inc.	18	237
Rakus Co. Ltd.	16	220
Rakuten Group, Inc.	194	1,546
Recruit Holdings Co. Ltd.	359	16,013
Relo Group, Inc.	24	362
Renesas Electronics Corp. (A)	296	3,492
Resona Holdings, Inc.	509	2,198
Ricoh Co. Ltd.	158	1,382
Rinnai Corp.	8	604
Rohm Co. Ltd.	19	1,501
Rohto Pharmaceutical Co. Ltd.	24	731
Ryohin Keikaku Co. Ltd.	56	660
Sankyu, Inc.	12	395
Santen Pharmaceutical Co. Ltd.	85	859
SBI Holdings, Inc.	52	1,328
Screen Holdings Co. Ltd.	10	1,018
SCSK Corp.	32	554
Secom Co. Ltd.	45	3,288
Sega Sammy Holdings, Inc.	37	644
Seibu Holdings, Inc.	58	608
Seiko Epson Corp.	66	1,001
Seino Holdings Co. Ltd.	34	312
Sekisui Chemical Co. Ltd.	94	1,362
Sekisui House Ltd.	138	2,696
Sekisui House, Inc., REIT	1	665
Seria Co. Ltd.	10	228
Seven & i Holdings Co. Ltd. (B)	169	8,094
Seven Bank Ltd.	155	305
SG Holdings Co. Ltd.	107	2,038
Sharp Corp.	45	426
SHIFT, Inc. (A)	3	535
Shimadzu Corp.	58	2,024
Shimamura Co. Ltd.	5	448
Shimano, Inc.	18	4,175
Shimizu Corp.	149	902
Shin-Etsu Chemical Co. Ltd.	84	13,004
Shinko Electric Industries Co. Ltd.	14	675
Shinsei Bank Ltd. (A)	27	498
Shionogi & Co. Ltd.	60	3,722
Shiseido Co. Ltd.	85	4,355

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Shizuoka Bank Ltd.	126	$ 896
Showa Denko KK	39	781
Skylark Holdings Co. Ltd.	48	624
SMC Corp.	13	7,373
SoftBank Corp.	588	6,918
SoftBank Group Corp.	266	12,183
Sohgo Security Services Co. Ltd.	18	593
Sojitz Corp.	46	764
Sompo Holdings, Inc.	74	3,281
Sony Group Corp.	267	28,003
Square Enix Holdings Co. Ltd.	19	850
Stanley Electric Co. Ltd.	32	613
Subaru Corp.	130	2,086
Sugi Holdings Co. Ltd.	8	399
Sumco Corp.	68	1,136
Sumitomo Chemical Co. Ltd.	351	1,625
Sumitomo Corp.	265	4,626
Sumitomo Dainippon Pharma Co. Ltd.	40	398
Sumitomo Electric Industries Ltd.	168	2,024
Sumitomo Forestry Co. Ltd.	40	715
Sumitomo Heavy Industries Ltd.	26	604
Sumitomo Metal Mining Co. Ltd.	58	2,945
Sumitomo Mitsui Financial Group, Inc.	291	9,367
Sumitomo Mitsui Trust Holdings, Inc.	79	2,604
Sumitomo Realty & Development Co. Ltd.	101	2,820
Sumitomo Rubber Industries Ltd.	40	370
Sundrug Co. Ltd.	14	343
Suntory Beverage & Food Ltd.	27	1,037
Suzuken Co. Ltd.	17	508
Suzuki Motor Corp.	104	3,610
Sysmex Corp.	36	2,647
T&D Holdings, Inc.	125	1,721
Taiheiyo Cement Corp.	26	433
Taisei Corp.	44	1,282
Taisho Pharmaceutical Holdings Co. Ltd.	12	562
Taiyo Yuden Co. Ltd.	28	1,280
Takara Bio, Inc.	10	185
Takeda Pharmaceutical Co. Ltd.	335	9,655
TBS Holdings, Inc.	7	103
TDK Corp.	82	3,013
Teijin Ltd.	42	472
Terumo Corp.	161	4,940
THK Co. Ltd.	25	560
TIS, Inc.	46	1,090
Tobu Railway Co. Ltd.	44	1,080
Toei Animation Co. Ltd.	2	168
Toho Co. Ltd.	30	1,146
Toho Gas Co. Ltd.	21	471
Tohoku Electric Power Co., Inc.	107	628
Tokai Carbon Co. Ltd.	45	427
Tokio Marine Holdings, Inc.	148	8,692
Tokyo Century Corp.	10	372
Tokyo Electric Power Co. Holdings, Inc. (A)	170	564
Tokyo Electron Ltd.	33	17,197
Tokyo Gas Co. Ltd.	87	1,600
Tokyo Tatemono Co. Ltd.	44	665
Tokyu Corp. (B)	120	1,574
Tokyu Fudosan Holdings Corp.	128	711
Toppan, Inc.	74	1,321
Toray Industries, Inc.	346	1,821
Toshiba Corp.	92	3,525
Tosoh Corp.	69	1,031
TOTO Ltd.	34	1,384
Toyo Seikan Group Holdings Ltd.	34	394
Toyo Suisan Kaisha Ltd.	22	792
Toyoda Gosei Co. Ltd.	16	267
Toyota Boshoku Corp.	21	346

Transamerica ETF Trust	Page 6

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Toyota Industries Corp.	43	$ 3,001
Toyota Motor Corp.	2,730	49,989
Toyota Tsusho Corp.	50	2,084
Trend Micro, Inc.	30	1,770
Tsumura & Co.	15	395
Tsuruha Holdings, Inc.	8	512
Unicharm Corp.	95	3,412
United Urban Investment Corp., REIT	1	1,159
USS Co. Ltd.	47	797
Welcia Holdings Co. Ltd.	22	545
West Japan Railway Co.	52	2,181
Workman Co. Ltd.	5	206
Yakult Honsha Co. Ltd.	34	1,826
Yamada Holdings Co. Ltd. (A)	154	482
Yamaha Corp.	34	1,499
Yamaha Motor Co. Ltd.	67	1,521
Yamato Holdings Co. Ltd.	73	1,379
Yamazaki Baking Co. Ltd.	38	469
Yaskawa Electric Corp.	56	2,222
Yokogawa Electric Corp.	51	882
Yokohama Rubber Co. Ltd.	28	390
Z Holdings Corp.	551	2,435
Zenkoku Hosho Co. Ltd.	11	427
Zensho Holdings Co. Ltd.	19	448
Zeon Corp.	42	472
ZOZO, Inc.	24	650

		895,984

Jordan - 0.0% (D)
Hikma Pharmaceuticals PLC	38	1,031

Luxembourg - 0.1%
ArcelorMittal SA	129	4,205
Aroundtown SA	205	1,185
Eurofins Scientific SE	27	2,701
RTL Group SA (A)	8	449
Shurgard Self Storage SA	5	313
Tenaris SA	98	1,500

		10,353

Macau - 0.0% (D)
Sands China Ltd. (A)	514	1,246
Wynn Macau Ltd. (A)	309	226

		1,472

Malaysia - 0.0% (D)
Lynas Rare Earths Ltd. (A)	191	1,543

Mexico - 0.0% (D)
Fresnillo PLC	39	377

Netherlands - 1.7%
Adyen NV (A) (C)	7	14,089
Akzo Nobel NV	38	3,307
ASM International NV	8	2,956
ASML Holding NV	86	58,369
EXOR NV	24	1,856
Heineken Holding NV	21	1,661
Heineken NV	50	4,817
ING Groep NV	827	8,752
JDE Peet’s NV	18	519
Just Eat Takeaway.com NV (A) (C)	32	1,095
Koninklijke Ahold Delhaize NV	221	7,159
Koninklijke DSM NV	37	6,690
Koninklijke KPN NV	735	2,570
Koninklijke Philips NV	187	5,770
NN Group NV	67	3,419

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
Prosus NV (A)	184	$ 9,945
QIAGEN NV (A)	49	2,428
Stellantis NV	471	7,756
Universal Music Group NV	280	7,538
Wolters Kluwer NV	56	6,018

		156,714

New Zealand - 0.1%
a2 Milk Co. Ltd. (A)	158	620
Auckland International Airport Ltd. (A)	256	1,394
Chorus Ltd.	95	489
Contact Energy Ltd.	165	935
Fisher & Paykel Healthcare Corp. Ltd.	122	2,066
Fletcher Building Ltd.	171	759
Genesis Energy Ltd.	108	216
Goodman Property Trust, REIT	222	364
Infratil Ltd.	153	878
Mercury Ltd.	133	551
Meridian Energy Ltd.	256	899
Ryman Healthcare Ltd.	89	581
Spark New Zealand Ltd.	396	1,262
Trustpower Ltd.	15	74
Xero Ltd. (A)	27	2,083

		13,171

Norway - 0.4%
Adevinta ASA (A)	86	795
Aker ASA, A Shares	5	463
Aker BP ASA	27	1,021
Austevoll Seafood ASA	19	297
AutoStore Holdings Ltd. (A)	189	697
DnB Bank ASA	190	4,348
Elkem ASA (C)	64	277
Entra ASA (C)	39	788
Equinor ASA	228	8,636
Gjensidige Forsikring ASA	40	1,001
Kongsberg Gruppen ASA	19	763
Leroy Seafood Group ASA	59	547
Mowi ASA	95	2,586
Nordic Semiconductor ASA (A)	37	961
Norsk Hydro ASA	289	2,846
Orkla ASA	159	1,425
Salmar ASA	12	958
Scatec ASA (C)	25	384
Schibsted ASA, B Shares	21	453
Schibsted ASA, Class A	16	399
SpareBank 1 SR-Bank ASA	39	599
Storebrand ASA	100	1,010
Telenor ASA	136	1,971
Tomra Systems ASA	25	1,290
Yara International ASA	33	1,668

		36,183

Portugal - 0.1%
EDP - Energias de Portugal SA	622	3,090
Galp Energia SGPS SA	96	1,230
Jeronimo Martins SGPS SA	59	1,427

		5,747

Singapore - 0.6%
Ascendas, REIT	711	1,539
BOC Aviation Ltd. (C)	44	348
CapitaLand Integrated Commercial Trust, REIT	1,078	1,792
Capitaland Investment Ltd. (A)	528	1,557
City Developments Ltd.	100	582

Transamerica ETF Trust	Page 7

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
DBS Group Holdings Ltd.	381	$ 10,087
Genting Singapore Ltd.	1,201	723
Jardine Cycle & Carriage Ltd.	21	388
Kenon Holdings Ltd.	6	398
Keppel, REIT	417	376
Keppel Corp. Ltd.	304	1,442
Mapletree Commercial Trust, REIT	464	648
Mapletree Industrial Trust, REIT	411	817
Mapletree Logistics Trust, REIT	678	927
Olam Group Ltd.	188	243
Oversea-Chinese Banking Corp. Ltd.	847	7,748
SATS Ltd. (A)	143	459
Sea Ltd., ADR (A)	71	8,505
Singapore Airlines Ltd. (A)	283	1,150
Singapore Exchange Ltd.	174	1,282
Singapore Technologies Engineering Ltd.	323	983
Singapore Telecommunications Ltd.	1,503	2,932
Suntec, REIT	462	597
United Overseas Bank Ltd.	326	7,713
UOL Group Ltd.	100	520
Venture Corp. Ltd.	57	740
Wilmar International Ltd.	668	2,325

		56,821

Spain - 0.8%
Aena SME SA (A) (C)	16	2,689
Amadeus IT Group SA (A)	95	6,255
Banco Bilbao Vizcaya Argentaria SA	1,412	8,185
Banco Santander SA	3,673	12,669
CaixaBank SA	922	3,157
Cellnex Telecom SA (C)	121	5,885
Corp. ACCIONA Energias Renovables SA (A)	12	447
EDP Renovaveis SA	51	1,324
Endesa SA	67	1,474
Ferrovial SA	106	2,846
Grifols SA	62	1,137
Grifols SA, ADR	55	642
Iberdrola SA	1,241	13,698
Industria de Diseno Textil SA	238	5,238
Naturgy Energy Group SA	70	2,115
Red Electrica Corp. SA	92	1,905
Repsol SA	298	3,954
Siemens Gamesa Renewable Energy SA (A)	48	853
Telefonica SA	1,163	5,679

		80,152

Sweden - 1.4%
AAK AB	38	714
AddTech AB, B Shares	55	1,074
Akelius Residential Property AB, D Shares (B)	47	97
Alfa Laval AB	63	2,199
Assa Abloy AB, B Shares	210	5,744
Atlas Copco AB, A Shares	137	7,228
Atlas Copco AB, B Shares	83	3,825
Axfood AB	22	723
Beijer Ref AB	52	956
Boliden AB	58	2,975
Castellum AB	61	1,527
Electrolux AB, B Shares	54	829
Elekta AB, B Shares	73	581
Embracer Group AB (A)	140	1,192
Epiroc AB, Class A	133	2,886
Epiroc AB, Class B	83	1,519
EQT AB	58	2,316
Essity AB, Class B (B)	128	3,052

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Evolution AB (C)	38	$ 3,947
Fabege AB	57	853
Fastighets AB Balder, B Shares (A)	22	1,467
Getinge AB, B Shares	46	1,861
H&M Hennes & Mauritz AB, B Shares	158	2,139
Hexagon AB, B Shares	440	6,268
Holmen AB, B Shares	20	1,132
Husqvarna AB, B Shares	88	932
Industrivarden AB, A Shares	39	1,125
Industrivarden AB, C Shares	36	1,019
Indutrade AB	56	1,432
Investment AB Latour, B Shares	29	937
Investor AB, A Shares	121	2,862
Investor AB, B Shares	386	8,539
Kinnevik AB, Class A (A)	2	54
Kinnevik AB, Class B (A)	51	1,354
L E Lundbergforetagen AB, B Shares	14	722
Lifco AB, B Shares	45	1,163
Lundin Energy AB	41	1,757
Nibe Industrier AB, B Shares	298	3,359
Oatly Group AB, ADR (A)	18	90
Sagax AB, B Shares	35	1,078
Sagax AB, D Shares	24	83
Samhallsbyggnadsbolaget i Norden AB	242	1,097
Samhallsbyggnadsbolaget i Norden AB, D Shares	32	95
Sandvik AB	231	4,982
Securitas AB, B Shares	69	788
Sinch AB (A) (C)	145	1,003
Skandinaviska Enskilda Banken AB, C Shares	3	35
Skandinaviska Enskilda Banken AB, Class A	340	3,738
Skanska AB, B Shares	85	1,928
SKF AB, B Shares	80	1,322
Spotify Technology SA (A)	29	4,380
SSAB AB, A Shares (A)	47	332
SSAB AB, B Shares (A)	134	907
Storskogen Group AB, B Shares (A)	210	517
Svenska Cellulosa AB SCA, Class B	127	2,500
Svenska Handelsbanken AB, A Shares	325	3,030
Svenska Handelsbanken AB, B Shares	7	75
Sweco AB, B Shares	44	647
Swedbank AB, A Shares	197	2,981
Swedish Match AB	335	2,548
Swedish Orphan Biovitrum AB (A)	42	1,005
Tele2 AB, B Shares	106	1,619
Telefonaktiebolaget LM Ericsson, B Shares	612	5,667
Telia Co. AB	528	2,138
Trelleborg AB, B Shares	51	1,198
Vitrolife AB	15	502
Volvo AB, A Shares	41	796
Volvo AB, B Shares	336	6,367
Volvo Car AB, B Shares (A) (B)	114	836
Wallenstam AB, B Shares	44	646

		137,289

Switzerland - 3.8%
ABB Ltd.	378	12,393
Alcon, Inc.	106	8,489
Cie Financiere Richemont SA, Class A	111	14,233
Credit Suisse Group AG	533	4,251
EMS-Chemie Holding AG	1	980
Geberit AG	8	4,974
Givaudan SA	2	8,317

Transamerica ETF Trust	Page 8

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Glencore PLC	2,317	$ 15,253
Holcim Ltd.	110	5,414
Kuehne & Nagel International AG	11	3,145
Logitech International SA	37	2,782
Lonza Group AG	16	11,687
Nestle SA	596	77,848
Novartis AG	516	45,558
Partners Group Holding AG	5	6,267
Roche Holding AG	155	61,974
Schindler Holding AG	13	2,806
SGS SA	1	2,799
Siemens Energy AG (A)	85	1,960
Sika AG	32	10,689
Sonova Holding AG	11	4,633
STMicroelectronics NV	139	6,126
Straumann Holding AG	2	3,231
Swatch Group AG	17	2,322
Swiss Life Holding AG	7	4,520
Swiss Re AG	61	5,841
Swisscom AG	5	3,016
UBS Group AG	784	15,459
Zurich Insurance Group AG	32	15,884

		362,851

United Kingdom - 5.5%
3i Group PLC	206	3,766
abrdn PLC	462	1,307
Admiral Group PLC	58	1,957
Allfunds Group PLC (A)	40	465
Anglo American PLC	286	14,959
Ashtead Group PLC	95	6,045
Associated British Foods PLC	75	1,641
AstraZeneca PLC	328	43,756
Auto Trader Group PLC (C)	205	1,708
AVEVA Group PLC	26	839
Aviva PLC	796	4,738
B&M European Value Retail SA	180	1,266
BAE Systems PLC	683	6,451
Barclays PLC	3,376	6,592
Barratt Developments PLC	217	1,493
Berkeley Group Holdings PLC	24	1,182
BP PLC	4,164	20,579
British American Tobacco PLC	484	20,357
British Land Co. PLC, REIT	199	1,390
BT Group PLC	1,858	4,457
Bunzl PLC	71	2,775
Burberry Group PLC	86	1,895
CNH Industrial NV	211	3,379
Coca-Cola Europacific Partners PLC	43	2,090
Compass Group PLC	378	8,212
ConvaTec Group PLC (C)	337	957
Croda International PLC	30	3,113
Deliveroo PLC (A) (C)	85	126
Diageo PLC	494	25,129
Direct Line Insurance Group PLC	282	1,021
DS Smith PLC	291	1,234
Endava PLC, ADR (A)	8	1,064
Entain PLC (A)	124	2,683
Farfetch Ltd., Class A (A)	70	1,058
Ferguson PLC	49	6,697
GlaxoSmithKline PLC	1,061	23,011
Halma PLC	80	2,644
Hargreaves Lansdown PLC	75	995
Howden Joinery Group PLC	128	1,294
HSBC Holdings PLC	4,363	30,182
Imperial Brands PLC	201	4,262

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Informa PLC (A)	318	$ 2,520
InterContinental Hotels Group PLC	40	2,733
Intermediate Capital Group PLC	62	1,458
Intertek Group PLC	34	2,339
J Sainsbury PLC	371	1,234
JD Sports Fashion PLC	524	1,023
Johnson Matthey PLC	42	1,039
Kingfisher PLC	437	1,470
Land Securities Group PLC, REIT	159	1,645
Legal & General Group PLC	1,265	4,530
Lloyds Banking Group PLC	15,046	9,322
London Stock Exchange Group PLC	69	7,237
M&G PLC	551	1,605
Meggitt PLC (A)	166	1,662
Melrose Industries PLC	926	1,522
Mondi PLC	103	2,023
National Grid PLC	821	12,673
Natwest Group PLC	1,090	3,098
Next PLC	28	2,224
NMC Health PLC (A) (E) (F) (G)	1,067	0
Ocado Group PLC (A)	137	2,112
Pearson PLC	160	1,581
Pepco Group NV (A) (C)	21	226
Persimmon PLC	68	1,926
Phoenix Group Holdings PLC	180	1,455
Prudential PLC	582	8,690
Reckitt Benckiser Group PLC	156	11,979
RELX PLC	420	13,178
Rentokil Initial PLC	394	2,729
Rightmove PLC	185	1,541
Rio Tinto PLC	225	18,015
Rolls-Royce Holdings PLC (A)	1,772	2,359
Sage Group PLC	237	2,188
Schroders PLC	26	1,106
Segro PLC, REIT	255	4,517
Severn Trent PLC	54	2,188
Shell PLC	1,620	44,974
Smith & Nephew PLC	187	3,004
Smiths Group PLC	84	1,606
Spirax-Sarco Engineering PLC	16	2,641
SSE PLC	222	5,111
St. James’s Place PLC	114	2,174
Standard Chartered PLC	541	3,634
Subsea 7 SA	49	462
Taylor Wimpey PLC	773	1,330
Tesco PLC	1,620	5,887
THG PLC (A)	153	185
Unilever PLC	557	25,338
United Utilities Group PLC	144	2,132
Vodafone Group PLC	5,676	9,330
Weir Group PLC	55	1,188
Whitbread PLC (A)	43	1,618
Wise PLC, Class A (A)	89	580
WPP PLC	257	3,394

		520,504

United States - 0.0% (D)
Flex Ltd. (A)	98	1,818

Uruguay - 0.0% (D)
Globant SA (A)	9	2,359

Total Common Stocks (Cost $3,533,076)		3,631,481

Transamerica ETF Trust	Page 9

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value

PREFERRED STOCKS - 0.2%
Germany - 0.2%
Bayerische Motoren Werke AG, 2.74% (H)	12	$ 938
Henkel AG & Co. KGaA, 3.04% (H)	38	2,565
Porsche Automobil Holding SE, 2.54% (H)	32	3,130
Sartorius AG, 0.31% (H)	5	2,235
Volkswagen AG, 3.10% (H)	39	6,813

Total Preferred Stocks (Cost $13,815)		15,681

RIGHT - 0.0%
Austria - 0.0%
Buwog AG, (A) (E) (F) (G) Exercise Price EUR 0, Expiration Date 12/31/2099	152	0

Total Right (Cost $0)		0

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 60.1%
U.S. Treasury - 60.1%
U.S. Treasury Note 2.50%, 03/31/2027	$ 5,702,000	5,714,473

Total U.S. Government Obligation (Cost $5,725,183)		5,714,473

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 872.8%
Money Market Fund - 872.8%
State Street Institutional Treasury Money Market Fund, 0.09% (H)	82,983,232	82,983,232

Total Short-Term Investment Company (Cost $82,983,232)		82,983,232

OTHER INVESTMENT COMPANY - 0.8%
Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.29% (H)	76,316	76,316

Total Other Investment Company (Cost $76,316)		76,316

Total Investments (Cost $92,331,622)		92,421,183
Net Other Assets (Liabilities) - (872.1)%		(82,913,859)

Net Assets - 100.0%		$ 9,507,324

Transamerica ETF Trust	Page 10

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Index	2	06/17/2022	$214,863	$214,440	$—	$(423)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments		Value
Money Market Fund	89.8%		$82,983,232
U.S. Government Obligation	6.2		5,714,473
Banks	0.3		318,701
Pharmaceuticals	0.3		314,885
Insurance	0.2		176,278
Metals & Mining	0.2		147,932
Oil, Gas & Consumable Fuels	0.2		139,912
Chemicals	0.1		123,122
Automobiles	0.1		118,504
Food Products	0.1		117,634
Machinery	0.1		115,865
Semiconductors & Semiconductor Equipment	0.1		113,893
Textiles, Apparel & Luxury Goods	0.1		109,781
Capital Markets	0.1		96,760
Health Care Equipment & Supplies	0.1		71,502
Beverages	0.1		69,272
Trading Companies & Distributors	0.1		68,588
Diversified Telecommunication Services	0.1		66,545
Electric Utilities	0.1		66,206
Electrical Equipment	0.1		65,753
Software	0.1		63,410
IT Services	0.1		63,208
Real Estate Management & Development	0.1		62,883
Electronic Equipment, Instruments & Components	0.1		59,549
Personal Products	0.1		59,405
Professional Services	0.1		58,978
Industrial Conglomerates	0.1		55,447
Food & Staples Retailing	0.1		55,218
Household Durables	0.1		49,305
Hotels, Restaurants & Leisure	0.1		48,873
Equity Real Estate Investment Trusts	0.1		47,300
Aerospace & Defense	0.1		43,823
Entertainment	0.1		42,501
Wireless Telecommunication Services	0.1		41,632
Building Products	0.0	(D)	41,083
Multi-Utilities	0.0	(D)	36,064
Biotechnology	0.0	(D)	32,620
Tobacco	0.0	(D)	31,174
Diversified Financial Services	0.0	(D)	30,057
Road & Rail	0.0	(D)	29,069
Auto Components	0.0	(D)	27,424
Construction & Engineering	0.0	(D)	26,758
Specialty Retail	0.0	(D)	24,473
Household Products	0.0	(D)	23,577
Life Sciences Tools & Services	0.0	(D)	23,023
Air Freight & Logistics	0.0	(D)	22,598
Internet & Direct Marketing Retail	0.0	(D)	19,851
Media	0.0	(D)	18,706
Marine	0.0	(D)	18,138
Construction Materials	0.0	(D)	17,944
Transportation Infrastructure	0.0	(D)	17,858
Multiline Retail	0.0	(D)	17,553
Technology Hardware, Storage & Peripherals	0.0	(D)	17,068
Gas Utilities	0.0	(D)	15,410

Transamerica ETF Trust	Page 11

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Health Care Providers & Services	0.0	(D) %	$14,389
Commercial Services & Supplies	0.0	(D)	14,061
Paper & Forest Products	0.0	(D)	13,036
Communications Equipment	0.0	(D)	12,280
Interactive Media & Services	0.0	(D)	10,977
Leisure Products	0.0	(D)	9,916
Independent Power & Renewable Electricity Producers	0.0	(D)	5,473
Containers & Packaging	0.0	(D)	5,429
Airlines	0.0	(D)	5,312
Water Utilities	0.0	(D)	4,320
Health Care Technology	0.0	(D)	3,719
Energy Equipment & Services	0.0	(D)	2,728
Distributors	0.0	(D)	1,114
Diversified Consumer Services	0.0	(D)	1,043
Consumer Finance	0.0	(D)	252

Investments	99.9		92,344,867
Short-Term Investments	0.1		76,316

Total Investments	100.0%		$92,421,183

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value
ASSETS
Investments
Common Stocks	$54,006	$3,577,475	$0	$3,631,481
Preferred Stocks	—	15,681	—	15,681
Right	—	—	0	0
U.S. Government Obligation	—	5,714,473	—	5,714,473
Short-Term Investment Company	82,983,232	—	—	82,983,232
Other Investment Company	76,316	—	—	76,316

Total Investments	$83,113,554	$9,307,629	$0	$92,421,183

LIABILITIES
Other Financial Instruments
Futures Contracts (K)	$(423)	$—	$—	$(423)

Total Other Financial Instruments	$(423)	$—	$—	$(423)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $200,772, collateralized by cash collateral of $76,316 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $135,030. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the total value of 144A securities is $59,310, representing 0.6% of the Fund’s net assets.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Securities deemed worthless.
(F)	Securities are Level 3 of the fair value hierarchy.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2022, the total value of securities is $0, representing 0.00% of the Fund’s net assets.
(H)	Rates disclosed reflect the yields at March 31, 2022.
(I)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(J)	Level 3 securities were not considered significant to the Fund.
(K)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

EUR	Euro

Transamerica ETF Trust	Page 12

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
J-REIT	Japan-Real Estate Investment Trust
REIT	Real Estate Investment Trust

Transamerica ETF Trust	Page 13

DeltaShares® S&P International Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

1. INVESTMENT VALUATION

DeltaShares® S&P International Managed Risk ETF (the “Fund”) is a series of the Transamerica ETF Trust.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica ETF Trust	Page 14

DeltaShares® S&P International Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

2. SUBSEQUENT EVENT

The Board has approved the liquidation of the Transamerica ETF Trust. These liquidations will be effective on or about April 12, 2022.

Transamerica ETF Trust	Page 15